Provision for credit losses (Tables)	12 Months Ended
Dec. 31, 2016
Provision for credit losses
in	2016	2015	2014
Provision for credit losses (CHF million)
Provision for loan losses	249	295	145
Provision for lending-related and other exposures	3	29	41
Provision for credit losses	252	324	186

Bank
Provision for credit losses
in	2016	2015	2014
Provision for credit losses (CHF million)
Provision for loan losses	213	248	85
Provision for lending-related and other exposures	3	28	40
Provision for credit losses	216	276	125